Social and statutory obligations (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of social and statutory obligations

	2021	2020

Obligations to non-controlling interest	106,648	82,524
Employee profit-sharing (a)	776,713	483,378
Salaries and other benefits payable	138,851	101,546
Total	1,022,212	667,448

(a)	The Group has a bonus scheme for its employees based on a profit sharing program as agreed under collective bargaining with the syndicate, which does not extend to the Executive Board. The bonus is calculated at each half of the year and payments are made in February and August.